Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 211,042	$ 277,986,270	$ 28,508,349	$ (454,909)	$ 306,250,752
Balance (in Shares) at Dec. 31, 2010	21,104,214
Stock based compensation		4,071			4,071
Stock repurchase	(5,516)	(2,228,698)			(2,234,214)
Stock repurchase (in Shares)	(551,646)
Net income for the period			4,104,000		4,104,000
Other comprehensive income				369,045	369,045
Balance at Sep. 30, 2011	205,526	275,761,643	32,612,349	(85,864)	308,493,654
Balance (in Shares) at Sep. 30, 2011	20,552,568
Balance at Dec. 31, 2011	205,526	275,761,643	37,058,140	72,718	313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Net income for the period			21,199,409		21,199,409
Other comprehensive income				11,830	11,830
Balance at Sep. 30, 2012	$ 205,526	$ 275,761,643	$ 58,257,549	$ 84,548	$ 334,309,266
Balance (in Shares) at Sep. 30, 2012	20,552,568